Note 18 - Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

Note 18 - Commitments and Contingencies

Pediatric Portfolio Fixed Payments and Product Milestone

The Company assumed two fixed, periodic payment obligations to an investor (the “Fixed Obligation”). Under the first fixed obligation, the Company was to pay a monthly payment of $0.1 million beginning November 1, 2019, through January 2021, with a balloon payment of $15.0 million that was to be due in January 2021 (“Balloon Payment Obligation”). A second fixed obligation required the Company pay a minimum of $0.1 million monthly through February 2026, except for $0.2 million paid in January 2020.

On May 29, 2020, the Company entered into an early payment agreement and escrow instruction (the “Early Payment Agreement”) pursuant to which the Company agreed to pay $15.0 million to the investor in satisfaction of the Balloon Payment Obligation. The parties to the Early Payment Agreement acknowledged and agreed that the remaining fixed payments other than the Balloon Payment Obligation remained due and payable pursuant to the terms of the agreement, and that nothing in the Early Payment Agreement alters, amends, or waives any provisions or obligations in the waiver or the investor agreement other than as expressly set forth therein. The first fixed obligation was fully paid as of January 2021.

On June 21, 2021, the Company entered into a waiver, release and consent pursuant to which the Company paid $2.8 million to the investor in satisfaction of the second fixed obligation. The Company agreed to pay the remaining fixed obligation of $3.0 million in six equal quarterly payments of $0.5 million over the next six quarters commencing September 30, 2021. The Company accounted for the waiver, release and consent as a debt and remeasured the related liabilities using a discounted cash flow model. This fixed payment arrangement was paid in full by January 2023.

The Company acquired the Tris Karbinal Agreement, under which the Company is granted the exclusive right to distribute and sell Karbinal in the United States. The initial term of the agreement was 20 years. The Company pays Tris a royalty equal to 23.5% of net revenue from the product.

The Tris Karbinal Agreement also contains minimum unit sales commitments, which is based on a commercial year that spans from August 1 through July 31, of 70,000 units annually through 2025. The Company is required to pay Tris a royalty make-whole payment of $30 for each unit under the 70,000-unit annual minimum sales commitment through 2025. The Tris Karbinal Agreement make-whole payment is capped at $2.1 million each year. The annual payment is due in August of each year. The Tris Karbinal Agreement also has multiple commercial milestone obligations that aggregate up to $3.0 million based on cumulative net revenue from the product, the first of which is triggered at $40.0 million. As of June 30, 2024, the fixed payment arrangement balance was $1.9 million in other current liabilities, and $0.2 million in other non-current liabilities on the consolidated balance sheet.

Operating Lease

In June 2024, the Company entered into a forward-starting operating lease agreement to lease office space in Berwyn, Pennsylvania from the owner of the office space that the Company is currently renting under a sublease arrangement. The Company has determined that it is an operating lease, and that lease commencement occurred in July 2024. The initial is from March 1, 2025, through July 31, 2030, and under the lease agreement the Company has one five-year renewal option to extend the lease through July 2035. Undiscounted minimum monthly rent payments average approximately $13,000 over the initial term of the lease.

In May 2023, the Company entered into an operating lease agreement to relocate its principal office from Englewood, Colorado to Denver, Colorado. The lease has a commencement date of October 1, 2023, with an initial term of five and a half years. Undiscounted minimum monthly rent payments average approximately $15,500 over the initial term of the lease. Variable lease payments will be expensed as incurred. Under the lease agreement, the Company has one five-year renewal option through March 2034.

Legal Matters

Witmer Class-Action Securities Litigation

A stockholder derivative suit was filed on September12, 2022, in the Delaware Chancery Court by Paul Witmer, derivatively and on behalf of all Aytu stockholders, against Armistice Capital, LLC, Armistice Capital Master Fund, Ltd., Steve Boyd (Armistice’s Chief Investment Officer and Managing Partner, and a former director of Aytu), and certain other current and former directors of Aytu, Joshua R. Disbrow, Gary Cantrell, John Donofrio, Jr., Michael Macaluso, Carl Dockery and Ketan B. Mehta. Plaintiff amended the complaint on April 5, 2023. The Amended Complaint dropped Mr. Macaluso as a defendant and alleges that (i) Armistice facilitated the sale of assets of Cerecor in 2019 and Innovus in 2020 to Aytu in exchange for convertible securities which it subsequently converted and sold at a profit on the open market; (ii) the Armistice defendants breached their fiduciary duties, were unjustly enriched and wasted corporate assets in connection with these acquisitions; (iii) the Armistice defendants breached their fiduciary duties by engaging in insider trading; and (iv) the other directors breached their fiduciary duties, and aided and abetted the Armistice defendants’ breaches of fiduciary duties, in connection with these acquisitions. The Amended Complaint sought unspecified damages, equitable relief, restitution, disgorgement of profits, enhanced governance and internal procedures, and attorneys’ fees. While the Company believes that this lawsuit is without merit and have vigorously defended against it, the Company agreed to settle the matter for various corporate governance modifications and the payment of plaintiff’s attorneys’ fees. That settlement is subject to court approval, the hearing on which has not yet been scheduled.

Sabby Litigation

A complaint was filed on February 22, 2023, in the Supreme Court of the State of New York by Sabby Volatility Warrant Master Fund LTD (“Sabby”) and Walleye Opportunities Master Fund Ltd (“Walleye”), holders of certain warrants to purchase common stock, against the Company. The complaint alleged that the Company improperly adjusted the exercise price of the warrants and miscalculated the number of shares the warrant holders may receive, and that the Company failed to provide prompt notice to the warrant holders of such adjustment. The complaint sought a declaratory judgment of the warrant share calculation, that 575,000 warrant shares be due to Sabby on exercise of its warrants rather than 312,908 shares, and that 100,000 warrant shares be due to Walleye on exercise of its warrants rather than 54,146 shares. In  October 2023, the Company entered into a settlement agreement and general release with Sabby and Walleye.

Stein Litigation

Cielo Stein (“Stein”), a former sales specialist, filed a complaint on February 1, 2023, in Jefferson County Circuit Court in Kentucky against the Company and its wholly-owned subsidiary Neos. The complaint alleged that Aytu retaliated against Stein in violation of the Kentucky Civil Rights Act after she opposed what she contends was unwelcome behavior by her supervisor. The complaint also alleged that the Company’s response to Stein’s subsequent complaint to human resources was inadequate. The complaint sought an award of unspecified compensatory damages, emotional-distress damages, and attorneys’ fees and costs. The Company removed the lawsuit to the United States District Court for the Western District of Kentucky. A Section 16 pretrial conference was held on  June 3, 2024. During the pretrial conference the parties agreed to settle the matter. The parties entered into a settlement and release agreement on August 5, 2024. The matter has been closed.